Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 01, 2015
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated June 1, 2015 to the

Prospectus dated April 1, 2015, Revised as of April 2, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and any Previous Supplements. It should be retained and read in conjunction with the Prospectus and any Previous Supplements.

Effective immediately, the following information replaces the information found in the fifth sentence in the section titled Performance Information on page 9 relating to the RetireSMARTSM Conservative Fund:

The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (Barclays U.S. Aggregate Bond Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to equity investments and an index of funds with similar investment objectives.

Effective immediately, the Custom MM RetireSMARTSM Conservative Index found in the chart titled Average Annual Total Returns on page 10 for the RetireSMARTSM Conservative Fund is hereby deleted.

Effective immediately, the following information replaces the information found in the fifth sentence in the section titled Performance Information on page 17 relating to the RetireSMARTSM Moderate Fund:

The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments and an index of funds with similar investment objectives.

Effective immediately, the Custom MM RetireSMARTSM Moderate Index found in the chart titled Average Annual Total Returns on page 18 for the RetireSMARTSM Moderate Fund is hereby deleted.

Effective immediately, the following information replaces the information found in the fifth sentence in the section titled Performance Information on page 25 relating to the RetireSMARTSM Moderate Growth Fund:

The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments and an index of funds with similar investment objectives.

Effective immediately, the Custom MM RetireSMARTSM Moderate Growth Index found in the chart titled Average Annual Total Returns on page 26 for the RetireSMARTSM Moderate Growth Fund is hereby deleted.

Effective immediately, the following information replaces the information found in the fifth sentence in the section titled Performance Information on page 33 relating to the RetireSMARTSM Growth Fund:

The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments and an index of funds with similar investment objectives.

Effective immediately, the Custom MM RetireSMARTSM Growth Index found in the chart titled Average Annual Total Returns on page 34 for the RetireSMARTSM Growth Fund is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated June 1, 2015 to the

Prospectus dated April 1, 2015, Revised as of April 2, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and any Previous Supplements. It should be retained and read in conjunction with the Prospectus and any Previous Supplements.

Effective immediately, the following information replaces the information found in the fifth sentence in the section titled Performance Information on page 9 relating to the RetireSMARTSM Conservative Fund:

The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (Barclays U.S. Aggregate Bond Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to equity investments and an index of funds with similar investment objectives.

Effective immediately, the Custom MM RetireSMARTSM Conservative Index found in the chart titled Average Annual Total Returns on page 10 for the RetireSMARTSM Conservative Fund is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated June 1, 2015 to the

Prospectus dated April 1, 2015, Revised as of April 2, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and any Previous Supplements. It should be retained and read in conjunction with the Prospectus and any Previous Supplements.

Effective immediately, the following information replaces the information found in the fifth sentence in the section titled Performance Information on page 17 relating to the RetireSMARTSM Moderate Fund:

The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments and an index of funds with similar investment objectives.

Effective immediately, the Custom MM RetireSMARTSM Moderate Index found in the chart titled Average Annual Total Returns on page 18 for the RetireSMARTSM Moderate Fund is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART Moderate Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated June 1, 2015 to the

Prospectus dated April 1, 2015, Revised as of April 2, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and any Previous Supplements. It should be retained and read in conjunction with the Prospectus and any Previous Supplements.

Effective immediately, the following information replaces the information found in the fifth sentence in the section titled Performance Information on page 25 relating to the RetireSMARTSM Moderate Growth Fund:

The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments and an index of funds with similar investment objectives.

Effective immediately, the Custom MM RetireSMARTSM Moderate Growth Index found in the chart titled Average Annual Total Returns on page 26 for the RetireSMARTSM Moderate Growth Fund is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated June 1, 2015 to the

Prospectus dated April 1, 2015, Revised as of April 2, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and any Previous Supplements. It should be retained and read in conjunction with the Prospectus and any Previous Supplements.

Effective immediately, the following information replaces the information found in the fifth sentence in the section titled Performance Information on page 33 relating to the RetireSMARTSM Growth Fund:

The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments and an index of funds with similar investment objectives.

Effective immediately, the Custom MM RetireSMARTSM Growth Index found in the chart titled Average Annual Total Returns on page 34 for the RetireSMARTSM Growth Fund is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE